Condensed Consolidated and Combined Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Predecessor [Member] Scenario, Previously Reported [Member]
Assets
Land	$ 61,788,918	$ 30,164,513	$ 13,659,668
Building and improvement	115,639,203	62,908,338	24,380,754
Tenant improvement	25,252,774	14,590,971	8,204,156
Furniture, fixtures and equipment	198,114	198,114	11,679
Real estate properties, gross	202,879,009	107,861,936	46,256,257
Accumulated depreciation	(13,065,451)	(7,735,450)	(4,084,425)
Real estate properties, net	189,813,558	100,126,486	42,171,832
Investments in unconsolidated entity		4,337,899	4,882,753
Cash and cash equivalents	8,855,196	7,127,764	3,106,616
Restricted cash	13,184,871	7,368,124	1,597,208
Rents receivable, net	7,372,062	4,680,284	2,275,774
Deferred financing costs, net of accumulated amortization	2,919,700	1,167,666	591,765
Deferred leasing costs, net of accumulated amortization	2,478,801	2,302,841	1,889,319
Acquired lease intangibles assets, net	26,995,279	13,751,563		14,400,755	4,002,289
Prepaid expenses and other assets	546,298	296,572	498,570
Deferred offering costs		1,830,950
Total Assets	252,165,765	142,990,149		143,639,341	61,016,126
Liabilities:
Debt	179,604,305	109,916,430	53,256,600
Accounts payable and accrued liabilities	4,201,127	2,347,999		2,997,191	594,080
Deferred rent	2,648,850	1,488,618	253,886
Tenant rent deposits	1,842,820	1,361,641	733,180
Acquired lease intangibles liability, net	649,234	167,346	168,518
Dividend distributions payable	2,689,532
Earn-out liability	8,000,000
Total liabilities	199,635,868	115,282,034		115,931,226	55,006,264
Commitments and Contingencies
Equity:
Common stock, $0.01 par value, 100,000,000 shares authorized, 8,192,915 shares issued and outstanding	81,929
Additional paid in capital	45,503,697
Accumulated deficit	(7,136,038)
Predecessor equity		26,624,375
Owners' equity	38,449,588	26,624,375	6,149,404
Operating Partnership unitholders' noncontrolling interests	14,816,720
Noncontrolling interests	(736,411)	1,083,740	(139,542)
Total Equity	52,529,897	27,708,115	6,009,862
Total Liabilities and Equity	$ 252,165,765	$ 142,990,149		$ 143,639,341	$ 61,016,126